Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date		rr_ProspectusDate	Sep. 04, 2015
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF Ticker: ASHX Stock Exchange: NYSE Arca
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”).
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you buy and hold shares of the Fund.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2018
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund and the underlying fund in which the Fund principally invests, the Underlying Fund, pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, while mitigating exposure to fluctuations between the value of the renminbi (“RMB”) and the U.S. dollar. The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market hedged against the U.S. dollar. The Underlying Index includes the 300 largest and most liquid stocks in the China A-Share market. The Underlying Index includes small-cap, mid-cap, and large-cap stocks. Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in RMB on the Shenzhen and Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities market principally through certain foreign institutional investors that have obtained status as a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and have been granted a specific aggregate dollar amount investment quota by China’s State Administration of Foreign Exchange (“SAFE”) to invest foreign freely convertible currencies (in the case of a QFII) and RMB (in the case of a RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets.

The Adviser expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in the Underlying Fund, which is advised by the Adviser and sub-advised by Harvest Global Investments Limited (“HGI”), a licensed RQFII, that invest in A-Shares directly. The Fund does not currently intend to invest in A-Shares directly. The Underlying Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index. To obtain exposure to the currency hedging component of the Underlying Index, the Adviser intends to invest directly in currency forward contracts.

HGI is a licensed RQFII and has been granted RQFII quota for the Underlying Fund’s investment. HGI, on behalf of the Underlying Fund, may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the specified quota amount. HGI may apply for an increase of the initial RQFII quota subject to certain conditions, including the use of all or substantially all of the initial quota. There is no guarantee that an application for additional quota will be granted. The Underlying Fund may also invest in A-shares listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program between the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Underlying Fund’s direct investments in A-shares will be limited by the quota allocated to the RQFII or QFII and by the aggregate investment quotas, including daily quotas, that limit total purchases and/or sales through Stock Connect. Investment companies are not currently within the types of entities that are eligible for a RQFII or QFII license.

HGI expects to use a full replication indexing strategy to seek to track the CSI 300 Index. As such, HGI expects to invest, on behalf of the Underlying Fund, directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the CSI 300 Index. If it is not possible for HGI to acquire component securities due to limited availability or regulatory restrictions, HGI may use a representative sampling indexing strategy to seek to track the CSI 300 Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the CSI 300 Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the CSI 300 Index. The Underlying Fund may or may not hold all of the securities in the CSI 300 Index when HGI is using a representative sampling indexing strategy.

The Fund will normally invest at least 80% of its total assets in securities of issuers that comprise the Underlying Index (including indirect investments through the Underlying Fund) and in instruments designed to hedge against the Fund’s exposure to the RMB. The Fund will seek to achieve its investment objective by primarily investing indirectly in A-shares through the Underlying Fund and in forward currency contracts. Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest indirectly in A-shares through the Underlying Fund via the A-share quota granted to HGI with respect to the Underlying Fund. The Underlying Fund may also invest through Stock Connect. The Underlying Fund also may invest in securities of issuers not included in the Underlying Index, futures contracts, swap contracts and other types of derivative instruments, and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Adviser and/or HGI believes will help the Underlying Fund to achieve its investment objective. The remainder of the Underlying Fund’s assets will be invested primarily in money market instruments and cash equivalents.

As of August 31, 2015, the Underlying Index consisted of 300 securities with an average market capitalization of approximately $13.62 billion and a minimum market capitalization of approximately $1.85 billion.

The Fund enters into forward currency contracts designed to offset the Fund’s exposure to the RMB. The Fund hedges the RMB to the U.S. dollar by selling offshore RMB (referred to as “CNH”) currency forwards at the one-month forward rate published by WM/Reuters. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to the RMB based on currency weights as of the beginning of each month. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. Moreover, the A-shares included in the Underlying Index are denominated in Chinese onshore RMB (referred to as “CNY”), but the Fund’s currency forwards will be for CNH because China’s restrictions on the exchange of CNY currently render it infeasible to hedge CNY directly. Accordingly, the return of the forward currency contracts may not perfectly offset the actual fluctuations of the RMB relative to the U.S. dollar.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers (including indirect investments through the Underlying Fund) or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers and in instruments designed to hedge against the Fund’s exposure to the RMB.

The Fund will, indirectly through its investment in the Underlying Fund, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of August 31, 2015, the Underlying Index was substantially comprised of issuers in the financial services (37.61%) and industrials (18.55%) sectors.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund will, indirectly through its investment in the Underlying Fund, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]		rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “A Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. To the extent the Fund or the Underlying Fund invests in a particular capitalization or market sector, the Fund’s performance may be proportionately affected by that segment’s general performance.

Special Risk Considerations Relating to the RQFII Regime and Investments in A-Shares. The Adviser’s ability to achieve the Fund’s investment objective is dependent, in part, on the continuous availability of A-Shares through the Fund’s investment in the Underlying Fund. Because the Underlying Fund will not be able to invest directly in A-shares in excess of HGI’s RQFII quota and beyond the limits that may be imposed by Stock Connect, the size of the Fund’s exposure to A-shares may be limited. If the Underlying Fund’s RQFII quota is or becomes inadequate to meet its investment needs, shares of the Underlying Fund may no longer be available for investment by the Fund, may trade at a premium to NAV, or may no longer be a suitable investment for the Fund. In such case, HGI may seek to gain exposure to the A-Shares market on behalf of the Underlying Fund (or the Adviser may seek to do so on behalf of the Fund directly) by investing in securities not included in the Underlying Index, futures contracts, swaps and other derivative instruments, and other pooled investment vehicles, including foreign and/or affiliated funds, that provide exposure to the A-Shares market. A reduction in or elimination of RQFII quota, generally, may not only adversely affect the ability of the Fund to obtain investment exposure to A-Shares, but also the willingness of swap counterparties to engage in swaps and the performance of pooled investment vehicles linked to the performance of A-Shares. Therefore, any such reduction or elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. These risks are compounded by the fact that at present there are only a limited number of firms and counterparties that have QFII or RQFII status or are otherwise able to obtain A-Shares quota. There can be no guarantee that the Fund will be able to invest in appropriate futures contracts, swaps and other derivative instruments, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such instruments available.

If the Fund is unable to obtain sufficient exposure to the performance of the A-Shares component of the Underlying Index due to the limited availability of RQFII quota or other investments that provide exposure to the performance of A-Shares, the Fund could, among other actions, limit or suspend creations until the Adviser determines that the requisite exposure to the A-Shares component of the Underlying Index is obtainable. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include A-Shares as component securities, or decide to liquidate the Fund.

Special Risk Considerations of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) the small size of the market for Chinese securities and the low volume of trading (including the possibility of widespread trading suspensions of Chinese issuers), resulting in lack of liquidity and in price volatility, (ii) currency devaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade limitations, (xi) custody risks associated with investing through a RQFII, and (xii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable.

A-Shares tax risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Underlying Fund. Specific rules governing taxes on capital gains derived by RQFIIs and QFIIs from the trading of PRC securities have yet to be announced. In the absence of specific rules, the tax treatment of the Underlying Fund’s investments in A-shares through HGI’s RQFII quota should be governed by the general PRC tax provisions and provisions applicable to RQFIIs. Under these provisions, the Underlying Fund is generally subject to a tax of 10% on any dividends, distributions and interest it receives from its investment in PRC securities. In addition, a nonresident enterprise is subject to withholding tax at a rate of 10% on its capital gains. There is at present, however, no direct authority on the application of these taxes to an RQFII. While it is unclear whether this tax will be applied to investments by an RQFII such as HGI or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted for a period of three years. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of HGI. In the case of the capital gains tax, moreover, the methodology for calculating and collecting the tax is as yet undetermined, and the Chinese tax authorities are not currently enforcing the collection of the tax. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Underlying Fund is also uncertain. Finally, it is also unclear how China’s business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. The imposition of such taxes on the Underlying Fund could have a material adverse effect on the Fund’s returns.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Underlying Fund and its shareholders.

If the PRC begins applying tax rules regarding the taxation of income from A-Shares investments to RQFIIs and/or begins collecting capital gains taxes on such investments, the Underlying Fund could be subject to withholding tax liability in excess of the amount reserved. The impact of any such tax liability on the Fund’s return could be substantial. The Underlying Fund will be liable to HGI for any Chinese tax that is imposed on HGI with respect to the Fund’s investments.

In addition, to the extent the Fund or the Underlying Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in A-Shares and may be subject to special U.S. federal income tax rules that could adversely affect the Fund or the Underlying Fund. Also the Fund or the Underlying Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares.

Should the Chinese government impose restrictions on the Fund’s or the Underlying Fund’s ability to repatriate funds associated with direct investment in A-Shares, the Fund or the Underlying Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Risks of Investing through Stock Connect. The Underlying Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Underlying Fund’s investments and returns. For example, trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Underlying Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Underlying Fund. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Underlying Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, uncertainties in PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Underlying Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Stock Connect program is a pilot program in its initial stages. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Underlying Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Underlying Fund’s investments and returns.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

Emerging market issuers risk. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Derivatives risk. The Fund’s investments in derivatives and swap contracts, in particular, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Currency risk. The Fund enters into forward currency contracts to attempt to minimize the impact of changes in the value of the RMB against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s forward currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the RMB against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

In addition, the Underlying Index is calculated in CNY. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in CNY, places significant restrictions on the remittance of foreign currency, and strictly regulates currency exchange from CNY. Because of these restrictions, it currently is not feasible for the Fund to utilize CNY currency forwards. The Fund will therefore hedge against the Fund’s exposure to RMB by entering into CNH currency forwards, which are traded freely in Hong Kong and other offshore markets. Because CNH trades in different markets and is not subject to the same restrictions as CNY, the Fund’s currency forwards may not successfully hedge against the Fund’s exposure to CNY (even if the Fund’s CNH forwards effectively hedge against fluctuations in value between the U.S. dollar and CNH).

Financial services sector risk. The Fund, indirectly through its investment in the Underlying Fund, invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. The Chinese government encourages banks and certain non-banking financial institutions to conduct strategic transformation and financial innovations in various areas, and continue to facilitate greater access to China’s financial industries. Such changes may have an adverse effect on the value of the Fund’s financial institution holdings. The Fund also may be subject to ownership restrictions with respect to its investments in banks and certain other financial institutions in China.

Industrials sector risk. The Fund, indirectly through its investment in the Underlying Fund, invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Investment in Underlying Fund Risk. The Fund expects to invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance is directly related to the performance of the Underlying Fund. Accordingly, the Fund’s NAV will change with changes in the value of the Underlying Fund and other securities in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund.

As the Fund’s allocation to the Underlying Fund changes from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Passive investment risk. The Fund and the Underlying Fund are not actively managed. The Fund and the Underlying Fund may hold component securities of the Underlying Index regardless of their current or projected performance, and do not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking error risk. The performance of the Fund may diverge from that of the Underlying Index, for a number of reasons, including the use of a representative sampling approach, operating expenses, transaction costs (including the costs of entering into currency forward contracts on a frequent basis), cash flows, operational inefficiencies, and the potential effect of Chinese taxes. The performance of the Fund may also diverge from that of the Underlying Index to the extent HGI seeks to gain exposure to A-Shares by investing the Underlying Fund’s assets in securities not included in the CSI 300 Index, derivative instruments, and other pooled investment vehicles (or to the extent the Adviser does the same at the Fund level directly). The Underlying Fund is also subject to tracking error risk in seeking to track the performance of the CSI 300 Index. For example, the risk of tracking error will be greater to the extent the performance of the Underlying Fund differs from that of the A-Share components of the Underlying Index and to the extent the shares of the Underlying Fund trade at a premium or discount. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index or invest in them in the exact proportions they represent of the Underlying Index (in each case, indirectly through the Underlying Fund) due to legal restrictions or limitations imposed by the Chinese Government or a lack of liquidity on stock exchanges in which such securities trade. To the extent the Underlying Fund calculates its NAV based on fair value prices and the value of the CSI 300 Index is based on securities’ closing prices on local foreign markets (i.e., the value of the CSI 300 Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. The Fund’s return also may deviate significantly from the return of the Underlying Index, because the Underlying Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. The Fund’s and Underlying Fund’s use of derivatives may also increase the deviation between the Fund’s return and that of the Underlying Index. The Underlying Fund is also subject to tracking error risk in seeking to track the performance of the Underlying Index, and the Fund thus will be subject to this risk to the extent the Fund invests in the Underlying Fund.

Counterparty risk. A financial institution or other counterparty with whom the Fund enters into a forward currency contract or otherwise does business, or that underwrites, distributes or guarantees any other investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Cash redemption risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on an exchange.

Market price risk. Fund Shares are expected to be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, Shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). In addition, the securities held by the Underlying Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The bid/ask spread of the Fund may be wider in comparison to the bid/ask spread of other ETFs, due to the Fund’s exposure to A-Shares through the Underlying Fund. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Geographic concentration risk. Because the Fund, indirectly through its investment in the Underlying Fund, invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Shares may trade at prices different than NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Capitalization securities risk. The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index and, thus, the Fund’s portfolio may underperform other segments of the Chinese equity market or the equity market as a whole.

Securities lending risk. The Fund may lend its portfolio securities to broker dealers and other financial institutions. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding such securities.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.deutsche-etfs.com
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF | Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.85%
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.80%
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	0.85%
1 Year		rr_ExpenseExampleYear01	$ 87
2 Years		dbxetf_ExpenseExampleYear02	$ 271

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (the "Underlying Fund"). The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
[3]	The Adviser has contractually agreed, until October 1, 2018, to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund's investments in the Underlying Fund. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.